Revenue from Contracts with Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers
Revenue from Contracts with Customers
(3)	Revenue from Contracts with Customers

The Company disaggregates revenue based on (i) Travel Revenue which include all revenue relating to servicing a transaction, which can be air, hotel, car rental, rail or other travel-related booking or reservation and (ii) Product and Professional Services Revenue which include all revenue relating to using the Company’s platform, products and value-added services. The following table presents the Company’s disaggregated revenue by nature of service. Sales and usage-based taxes are excluded from revenue.

	Three months ended March 31,
(in $ millions)	2022	2021
Travel revenue	$256	$62
Products and professional services revenue	94	64
Total revenue	$350	$126

Payments from clients and suppliers are generally due within 30 to 45 days of invoicing.

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for services transferred to a customer when that right is conditioned on the Company’s future performance obligations. Contract liabilities represent the Company’s obligation to transfer services to a customer for which the Company has received consideration (or the amount is due) from the customer.

The opening and closing balances of the Company’s accounts receivables, net, contract assets and contract liabilities are as follows:

		Contract assets
		(liabilities)	Contract liabilities
	Accounts	Client incentives, net	Deferred revenue
(in $ millions)	receivables, net (1)	(non-current)	(current)
Balance as of March 31, 2022	$554	$(8)	$25
Balance as of December 31, 2021	$375	$(3)	$18
(1)	Accounts receivables, net, exclude balances not related to contracts with customers.

Deferred revenue is recorded when a performance obligation has not been satisfied but an invoice has been raised. Cash payments received from customers in advance of the Company completing its performance obligations are included in deferred revenue in the Company’s condensed consolidated balance sheets. The Company generally expects to complete its performance obligations under the contracts within one year. During the three months ended March 31, 2022, the cash payments received or due in advance of the satisfaction of the Company’s performance obligations were offset by $5 million of revenue recognized that was included in the deferred revenue balance as of December 31, 2021.

Remaining Performance Obligations

As of March 31, 2022, the aggregate amount of the transaction price allocated to the Company’s remaining performance obligations was approximately $29 million, which the Company expects to recognize as revenue as performance obligations are satisfied over the next 24 months.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected term of one year or less.

(3)	Revenue from Contracts with Customers

The Company disaggregates revenue based on (i) Travel Revenues which include all revenue relating to servicing a transaction, which can be air, hotel, car rental, rail or other travel-related booking or reservation and (ii) Products and Professional Services Revenues which include all revenue relating to using the Company’s platform, products and value added services. The following table presents the Company’s disaggregated revenue by nature of service. Sales and usage-based taxes are excluded from revenue.

	Year ended December 31,
(in $ millions)	2021	2020	2019
Travel revenue	$446	$468	$1,605
Products and professional services revenue	317	325	514
Total revenue	$763	$793	$2,119

Payments from clients and suppliers are generally due within 30 to 45 days of invoicing.

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for services transferred to a customer when that right is conditioned on the Company’s future performance obligations. Contract liabilities represent the Company’s obligation to transfer services to a customer for which the Company has received consideration (or the amount is due) from the customer.

The opening and closing balances of the Company’s accounts receivable, net, contract assets and contract liabilities are as follows:

		Contract assets
		(liabilities)	Contract liabilities
	Accounts	Client incentives, net	Deferred revenue
(in $ millions)	receivable, net(1)	(non-current)	(current)
Balance as of December 31, 2021	$375	$(3)	$18
Balance as of December 31, 2020	$119	$9	$18
(1)	Accounts receivable, net, exclude balances not related to contracts with customers.

Deferred revenue is recorded when a performance obligation has not been satisfied but an invoice has been raised. Cash payments received from customers in advance of the Company completing its performance obligations are included in deferred revenue in the Company’s consolidated balance sheets. The Company generally expects to complete its performance obligations under the contracts within one year. During the year ended December 31, 2021, the cash payments received or due in advance of the satisfaction of the Company’s performance obligations were offset by $18 million of revenue recognized that was included in the deferred revenue balance as of December 31, 2020.

Remaining Performance Obligations

As of December 31, 2021, the aggregate amount of the transaction price allocated to the Company’s remaining performance obligations was approximately $34 million, of which the Company expects to recognize revenue as performance obligations are satisfied over the next 24 months.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected term of one year or less.